Offerings	Jan. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B Comon Stock, par value $0.0001 per share ("Class B Common Stock")
Maximum Aggregate Offering Price	$ 17,000,000.00
Amount of Registration Fee	$ 2,347.70
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminable number of additional shares of the registrant’s securities that become issuable by reason of any stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded Warrants to purchase Class B Common Stock
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	The proposed maximum aggregate offering price of the Class B Common Stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class B Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Class B Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $17,000,000.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B Common Stock underlying the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ 0
Offering Note	The proposed maximum aggregate offering price of the Class B Common Stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class B Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Class B Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $17,000,000.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Placement Agent Warrants to purchase Class B Common Stock
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ (0)
Offering Note	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.Represents warrants issuable to the placement agent, or its designees, to purchase a number of shares of Class B common stock equal to 3.0% of the shares of Class B common stock sold in this offering (including the shares of Class B common stock issuable upon the exercise of the pre-funded warrants), at an exercise price equal to 105% of the public offering price per share.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B Common Stock underlying the Placement Agent Warrants
Maximum Aggregate Offering Price	$ 510,000.00
Amount of Registration Fee	$ 70.43
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Warrants to purchase Class B Common Stock
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B Common Stock underlying the Comon Warrants to purchase Class B Common Stock
Maximum Aggregate Offering Price	$ 17,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,347.70